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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2006
                         -----------------------------------------------------

Date of reporting period:  February 28, 2006
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - February 28, 2006

Shares                                                               Value
-------                                                          -------------
                             Common Stocks - 69.8%
                                 Banks - 13.2%
 80,000   AmSouth Bancorporation ............................... $  2,220,000
 80,000   Bank of America Corp. ................................    3,668,000
 50,000   National City Corp. ..................................    1,740,000
 40,000   Wachovia Corp. .......................................    2,242,800
 25,000   Wells Fargo & Company ................................    1,605,000
                                                                 ------------
                                                                   11,475,800
                                                                 ------------
                              Conglomerate - 2.2%
 70,000   Hawaiian Electric Industries, Inc. ...................    1,871,100
                                                                 ------------
                          Electric Utilities - 18.4%
 30,000   American Electric Power Co., Inc. ....................    1,095,000
 80,000   Cinergy Corp. ........................................    3,526,400
 40,000   FirstEnergy Corp.  ...................................    2,043,200
 65,000   Public Service Enterprise Group, Inc. ................    4,510,350
 80,000   Southern Company .....................................    2,722,400
 40,000   TXU Corp. ............................................    2,095,600
                                                                 ------------
                                                                   15,992,950
                                                                 ------------
                             Food Processing - 8.2%
 40,000   Corn Products International, Inc. ....................    1,078,400
100,000   H. J. Heinz Co. ......................................    3,787,000
 50,000   Kellogg Co. ..........................................    2,215,500
                                                                 ------------
                                                                    7,080,900
                                                                 ------------
                             Forest Products - 2.4%
 30,000   Weyerhaeuser Company .................................    2,048,700
                                                                 ------------
                           Health Care Plans - 4.7%
 70,000   United Health Group Incorporated. ....................    4,076,100
                                                                 ------------
                         Natural Gas Utilities - 5.0%
 90,000   Sempra Energy ........................................    4,305,600
                                                                 ------------
                         Oil & Gas Operations - 9.6%
 35,000   ChevronTexaco Corp. ..................................    1,976,800
 45,000   Marathon Oil Corp. ...................................    3,177,000
 35,000   Occidental Petroleum Corp. ...........................    3,203,900
                                                                 ------------
                                                                    8,357,700
                                                                 ------------


                               Publishing - 2.6%
  3,000   Washington Post Co. Class "B" ........................    2,256,750
                                                                 ------------
                            Retail Specialty - 3.5%
 60,000   Costco Wholesale Corp. ...............................    3,076,800
                                                                 ------------

Total Value of Common Stocks (cost $33,937,128) ................   60,542,400
                                                                 ------------

Principal
 Amount
---------
                      Short-Term Corporate Notes - 34.1%
$4,300M  Abbey National N. America LLC, 4.455%, due 03/06/2006 .    4,297,378
 2,100M  American General Corp., 4.424%, due 03/06/2006  .......    2,098,728
 4,300M  American Express Corp., 4.424%, due 03/02/2006  .......    4,299,478
 4,300M  General Electric Capital Corp., 4.434%, due 03/02/2006.    4,299,477
 4,300M  HSBC Finance Corp., 4.424%, due 03/06/2006 ............    4,297,396
 4,300M  Prudential Funding LLC Corp., 4.424%, due 03/06/2006 ..    4,297,396
 1,700M  Toyota Motor Credit Corp., 4.414%, 03/02/2006              1,699,794
 4,300M  U.S. Bancorp., 4.364%, due 03/02/2006  ................    4,300,000
                                                                 ------------
Total Value of Short-Term Corporate Notes (Cost $29,589,647) ...   29,589,647
                                                                 ------------

Total Value of Investments (cost $63,526,775) ........... 103.9%   90,132,047
Excess of Liabilities Over Other Assets .................  (3.9)   (3,398,369)
                                                          -----  ------------
Net Assets............................................... 100.0% $ 86,733,678
                                                          =====  ============

% Represents percentage of net assets.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date April 19, 2006
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date April 19, 2006
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date April 19, 2006
    ---------------------

* Print the name and title of each signing officer under his or her signature.